Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2020
Federal Home Loan Banks [Abstract]
Summary of Net Income Per Share	Net income per share:

	Year ended March 31, 2020			Year ended March 31, 2019			Year ended March 31, 2018
	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount
Basic and diluted EPS	$244,241	38,460,056	$6.35	$281,777	38,990,058	$7.23	$211,150	40,155,087	$5.26